Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Receivable from third-party payment platforms	¥ 618,476		¥ 452,927
Deposits	62,638		17,029
Prepaid expenses	10,605		12,796
Staff advances	1,773		2,339
Receivable from travel agencies	4,117		7,898
Others	21,008		53,815
Prepayments and Other Current Assets	718,617		546,804
Allowance for doubtful accounts	(118,201)		(53,877)	¥ (1,133)	¥ 0
Prepayments and Other Current Assets, net	¥ 600,416	$ 94,218	¥ 492,927